Related-Party Transactions - Additional Information (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Apr. 30, 2023 JPY (¥)	Apr. 30, 2023 USD ($)	Apr. 30, 2022 JPY (¥)	Apr. 30, 2021 JPY (¥)	Apr. 30, 2023 USD ($)
Related Party Transaction [Line Items]
Revenue from transactions with related party	¥ 704,712	$ 5,182	¥ 636,265	¥ 512,772
Outsourcing Fees [Member] | Two Directors [Member]
Related Party Transaction [Line Items]
Related party transaction other income	1,636	12	2,727	¥ 2,727
Accounts receivable others current due from related party	50		250		$ 0
Series Six Stock Options [Member] | Trust for Benefit of Employees [Member] | Other Current Liabilities [Member]
Related Party Transaction [Line Items]
Deferred compensation share based arrangements liability current	2,854		2,854		$ 21
Lease Liability Guaranteed [Member] | Chief Executive Officer [Member]
Related Party Transaction [Line Items]
Lease liability guaranteed			¥ 47,738
Sale Of Goods [Member] | Director [Member]
Related Party Transaction [Line Items]
Revenue from transactions with related party	¥ 6,463	$ 48